Other Reserves - Schedule of Other Reserve (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	¥ 49,127	¥ 51,055	¥ 52,731
Currency translation differences	193	916	(378)
Fair value changes on financial assets at fair value through other comprehensive income	3,270	(4,517)	(2,128)
Share of other comprehensive income of associates	4	75	4
Share based compensation	649	665	647
Exercise of share options/RSUs	60	5	48
Additional investments in a non-wholly owned subsidiary	(18)	(73)	(19)
Non-controlling interests arising from business combination	88	221	75
Ending balance	57,202	49,127	51,055
Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	6,140	3,726	6,300
Capitalization of retained earnings of a subsidiary under a group restructuring		5,750
Currency translation differences	193	916	(378)
Fair value changes on financial assets at fair value through other comprehensive income	3,270	(4,517)	(2,128)
Transfer of gains on disposal of financial instruments to retained earnings			(56)
Share of other comprehensive income of associates	4	75	4
Share based compensation	649	665	647
Exercise of share options/RSUs	(662)	(569)	(646)
Additional investments in a non-wholly owned subsidiary	(10)	(50)	(19)
Profit appropriations to PRC statutory reserves	3	69	2
Other equity transactions (Note 22(iv))		75
Non-controlling interests arising from business combination	71
Ending balance	9,658	6,140	3,726
Share-based compensation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,707	1,611	1,610
Share based compensation	649	665	647
Exercise of share options/RSUs	(662)	(569)	(646)
Ending balance	1,694	1,707	1,611
Contribution From Ultimate Holding Company
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	463	463	463
Ending balance	463	463	463
PRC statutory reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	216	147	145
Profit appropriations to PRC statutory reserves	3	69	2
Ending balance	219	216	147
Foreign currency translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(36)	(952)	(574)
Currency translation differences	193	916	(378)
Ending balance	157	(36)	(952)
Fair value reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(1,051)	3,391	5,575
Fair value changes on financial assets at fair value through other comprehensive income	3,270	(4,517)	(2,128)
Transfer of gains on disposal of financial instruments to retained earnings			(56)
Other equity transactions (Note 22(iv))		75
Ending balance	2,219	(1,051)	3,391
Others | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	4,841	(934)	(919)
Capitalization of retained earnings of a subsidiary under a group restructuring		5,750
Share of other comprehensive income of associates	4	75	4
Additional investments in a non-wholly owned subsidiary	(10)	(50)	(19)
Non-controlling interests arising from business combination	71
Ending balance	¥ 4,906	¥ 4,841	¥ (934)